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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09585

                          Pioneer Research Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period: January 1, 2005 through December 31, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------

                                    PIONEER
                                    -------
                                    RESEARCH
                                      FUND

                                     Annual
                                     Report

                                    12/31/05


                               [LOGO]PIONEER
                                     Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                           1
Portfolio Summary                                               2
Prices and Distributions                                        3
Performance Update                                              4
Comparing Ongoing Fund Expenses                                 8
Portfolio Management Discussion                                10
Schedule of Investments                                        14
Financial Statements                                           22
Notes to Financial Statements                                  30
Report of Independent Registered Public Accounting Firm        38
Factors Considered by the Independent Trustees in Approving
the Management Contract                                        39
Trustees, Officers and Service Providers                       44

Pioneer Research Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 12/31/05
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
As 2005 came to a close, U.S. investors looked back on a year of major challenges, though without much change in the market indices. The war in Iraq continued, oil prices soared, then dropped, while short-term interest rates ratcheted steadily higher and intermediate and long-term rates stayed about the same. Natural disasters also threatened economic expansion. Still, the economy moved forward as corporate earnings grew. The hope of a growing economy was not reflected by the small gains or losses in the major U.S. market indices. Among capitalization ranges, midcap issues made the most headway. Bond prices held firm and yields remained low, perhaps a sign that the Federal Reserve Board's interest rate hikes would temper the inflationary pressures induced by a growing economy.

Among the nagging issues facing the U.S. economy in 2006 is the potential impact of high energy prices on consumer spending and corporate profits. Also unknown at this time is whether the Federal Reserve Board will continue to raise interest rates under its new chairman, Ben Bernanke, who stated his top priority will be to maintain continuity.

Rising interest rates and improving business conditions made U.S. holdings more attractive to foreign investors, helping to strengthen the dollar versus the euro and other key currencies. Investors in many foreign markets enjoyed stellar returns. Double-digit gains were widespread in Europe, Asia and Latin America. Even the long-dormant Japanese economy began to stir, while emerging markets, especially those rich in natural resources, fed global economic growth.

The disparity of returns among countries and sectors underscores the importance for investors to maintain a well-diversified portfolio. We believe this may be a good time for investors to review their holdings with their advisor and determine if they reflect the wide range of opportunities that exist across many asset classes, as last year's results make clear.

Investing for income with Pioneer

Adding one or more of Pioneer's income-oriented funds to your investment program may help improve your portfolio's overall balance. As a premier provider of fixed-income investments, Pioneer offers you a broad selection of actively managed bond funds to help meet a variety of investment needs. Pioneer also offers income-oriented equity funds, each managed using a value-oriented, total return investment philosophy that seeks enhanced return potential and lower volatility through active diversification. Your financial advisor can help you select among Pioneer's fixed-income choices.



Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


Before investing consider the fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

Pioneer Research Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 12/31/05
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)


  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                             93.8%
Depositary Receipts for International Stocks                    3.3%
Temporary Cash Investment                                       1.9%
International Common Stocks                                     1.0%

Sector Diversification
--------------------------------------------------------------------------------
(As a percentage of total long-term securities)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Financials                                                     21.7%
Information Technology                                         15.2%
Health Care                                                    13.1%
Industrials                                                    11.6%
Consumer Discretionary                                         11.2%
Energy                                                          9.5%
Consumer Staples                                                8.2%
Utilities                                                       3.5%
Telecommunication Services                                      3.0%
Materials                                                       3.0%



 10 Largest Holdings

--------------------------------------------------------------------------------
(As a percentage of debt holdings)*


    1.   Altria Group, Inc.                    3.52%
    2.   Citigroup, Inc.                       3.48
    3.   American International Group, Inc.    2.69
    4.   Microsoft Corp.                       2.57
    5.   Bank of America Corp.                 2.51
    6.   Noble Drilling Corp                   2.44
    7.   Wachovia Corp.                        2.31
    8.   Tyco International, Ltd.              2.27
    9.   ConocoPhillips                        2.17
   10.   Merck & Co., Inc.                     2.14



* This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Research Fund
-----------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------



 Class            12/31/05            12/31/04
-------          ----------          ---------
    A              $9.80               $9.17
    B              $9.42               $8.87
    C              $9.47               $8.92
    Y              $9.87               $9.21


Distributions Per Share
--------------------------------------------------------------------------------


                                       1/1/05 - 12/31/05
                  ---------------------------------------------------------
                    Income                 Short-Term          Long-Term
 Class             Dividends             Capital Gains       Capital Gains
-------           -----------           ---------------      --------------
    A               $0.0304                 $ -                   $ -
    B               $   -                   $ -                   $ -
    C               $   -                   $ -                   $ -
    Y               $0.0172                 $ -                   $ -


--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

The Standard & Poor's 500 Index is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

The index defined here pertains to the Value of $10,000 Investment charts on pages 4-7.

Pioneer Research Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                                       CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Research Fund at public offering price, compared to that of the Standard & Poor's 500 Index.


-----------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)
-----------------------------------------------------------
                          Net Asset    Public Offering
Period                    Value (NAV)     Price (POP)
 Life-of-Class
 (11/18/99)                  -0.15%        -1.11%
 5 Year                      -0.16         -1.34
 1 Year                       7.20          1.03
-----------------------------------------------------------


                  Pioneer Research Fund    Standard & Poor's 500 Index
                  ---------------------    ---------------------------
11/99                      9425                      10000
12/99                     10067                      10588
                           9532                       9624
12/01                      8216                       8481
                           6355                       6608
12/03                      7920                       8502
                           8821                       9426
12/05                      9456                       9889

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.


NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.


Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Research Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                                       CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------


The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Research Fund, compared to that of the Standard & Poor's 500 Index.



-----------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)
-----------------------------------------------------------
                              If         If
Period                       Held     Redeemed
 Life-of-Class
 (11/18/99)                  -0.97%      -0.97%
 5 Year                      -0.96       -0.96
 1 Year                       6.20        2.20
-----------------------------------------------------------

   Date            Value      S&P 500
11/30/1999        $10,000     $10,000
12/31/1999        $10,669     $10,588
                  $10,030      $9,624
12/31/2001         $8,570      $8,481
                   $6,592      $6,608
12/31/2003         $8,144      $8,502
                   $9,000      $9,426
12/31/2005         $9,558      $9,889

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Research Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                                       CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Research Fund, compared to that of the Standard & Poor's 500 Index.



-----------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)
-----------------------------------------------------------
                              If         If
Period                       Held     Redeemed
 Life-of-Class
 (11/19/99)                  -0.88%      -0.88%
 5 Year                      -0.89       -0.89
 1 Year                       6.17        6.17
-----------------------------------------------------------


                  Pioneer Research Fund    Standard & Poor's 500 Index
                  ---------------------    ---------------------------
11/99                      10000                     10000
12/99                      10668                     10588
                           10030                      9624
12/01                       8583                      8481
                            6609                      6608
12/03                       8168                      8502
                            9033                      9426
12/05                       9590                      9889

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Research Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                                       CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Research Fund, compared to that of the Standard & Poor's 500 Index.


-----------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)
-----------------------------------------------------------
                              If           If
Period                       Held       Redeemed
 Life-of-Class
 (8/11/04)                   -0.11%      -0.11%
 5 Years                     -0.12       -0.12
 1 Year                       7.35        7.35
-----------------------------------------------------------


                  Pioneer Research Fund    Standard & Poor's 500 Index
                  ---------------------    ---------------------------
11/99                      10000                     10000
12/99                      10678                     10588
                           10111                      9624
12/01                       8715                      8481
                            6741                      6608
12/03                       8401                      8502
                            9364                      9426
12/05                      10053                      9889

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.


Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception would have been higher. Class A shares are used as a proxy from November 18, 1999 to August 11, 2004. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.


Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Research Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)   transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [DIVIDED BY] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Research Fund


Based on actual returns from July 1, 2005 through December 31, 2005.



Share Class                             A              B              C              Y
-------------------------------------------------------------------------------------------
 Beginning Account Value            $1,000.00      $1,000.00      $1,000.00      $1,000.00
 On 7/1/05
 Ending Account Value               $1,072.00      $1,066.80      $1,066.50      $1,072.32
 On 12/31/05
 Expenses Paid During Period*       $    6.53      $   11.20      $   11.20      $    5.85



* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15%, 2.15% and 1.12% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Research Fund


Based on a hypothetical 5% return per year before expenses, reflecting the period from July 1, 2005 through December 31, 2005.




Share Class                             A              B              C              Y
-------------------------------------------------------------------------------------------
Beginning Account Value             $1,000.00      $1,000.00      $1,000.00      $1,000.00
On 7/1/05
Ending Account Value                $1,018.90      $1,014.37      $1,014.37      $1,019.56
On 12/31/05
Expenses Paid During Period*        $    6.36      $   10.92      $   10.92      $    5.70



* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15%, 2.15% and 1.12% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Research Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05
--------------------------------------------------------------------------------


In the following interview, John Peckham, U.S. Equity Research Coordinator and member of the Pioneer Research Fund team, discusses the factors that influenced performance for the twelve months ended December 31, 2005.


Q:   How did the US stock market perform in 2005?

A: In a year that was notable for the variety of potential obstacles to market performance - including rising interest rates, a spike in energy prices, and September's Gulf Coast hurricanes - the U.S. market nonetheless produced solid returns on the strength of steady economic growth and impressive corporate earnings results. This generally positive environment, which lacked the speculative element that often characterizes sharply rising markets, provided a favorable backdrop for our bottom-up, research-based approach.


Q:   How did the Fund perform in relation to its benchmark and peer group?

A: Class A shares of the Fund produced a total return of 7.20% at net asset value during the 12-month period ended December 31, 2005, outperforming the 4.91% of the Fund's benchmark, the S&P 500 Index. The Fund also beat the 4.84% average return of the 890 funds in the Fund's Lipper Large-Cap Core category during the annual period.

     Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

     Naturally, past performance is no guarantee of future results. Having said that, we believe the Fund's strong showing in both 2004 and 2005 reflects the effectiveness of our investment process. We manage the portfolio with an emphasis on individual stock picking. We do not strive to predict the outlook for the economy, the market, or individual sectors, and we therefore keep the Fund's sector weightings as close to the S&P 500 as possible. The result is that the Fund's performance is almost entirely the result of the quality of our stock selection. And during 2005,

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     we were successful in this endeavor: of the 25 subsectors we track, our stock picks outperformed the benchmark in 19.


Q:   What factors helped performance during the reporting period?

A: We added value through our stock selection in the health care, energy and consumer discretionary sectors.

     In health care, three stocks provided outstanding returns for the Fund. Cubist Pharmaceuticals, a biotechnology company that developed a drug to treat hospital infections, returned over 80% for the year. Vertex Pharmaceuticals also climbed, as promising studies for its hepatitis drug led investors to boost their future earnings estimates for the company. And our position in IVAX Pharmaceuticals, a generic drug maker, was taken over by Israel's Teva Pharmaceuticals. Health care was a potentially challenging area in which to invest during 2005, and so we are pleased that we were able to add value in this sector.

     Energy was the strongest performing sector in the market during the year, as the rising prices of oil and gas led to robust profit growth for companies in the industry. A number of our stock picks did well, but the best performer was Premcor, an independent refiner that was purchased at a premium by Valero. Among large, diversified oil and gas companies, positive contributions came from ConocoPhillips and Occidental Petroleum, both of which outperformed. Weatherford International and Noble Corporation also benefited from the strength in their markets: equipment/services and drilling, respectively. It was relatively easy to find strong-performing energy stocks during 2005, but we are gratified that our research process led us to invest in stocks that, as a group, outperformed the sector as a whole.

     Consumer discretionary stocks, which had a difficult year in 2005, were also a source of outperformance for the Fund. In the automotive sector, we were helped by our avoidance of Ford and General Motors, both of which performed very poorly. The Fund instead owned Johnson Controls, an auto components manufacturer with a diversified customer base that provided exposure to the strong growth of the Asian car makers. In retail, our decision to own JC Penney and Target paid off as both executed well and posted gains in a year when retailers, as a group, provided only a flat return.

Pioneer Research Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05                             (continued)
--------------------------------------------------------------------------------

Q:   What elements of your positioning detracted from performance?

A: Given the strength of our stock selection during the year, there were few meaningful detractors to performance. Our picks underperformed in six of the 25 industry subsectors, but in none of these was the shortfall meaningful. One detractor of note was Avon Products, which struggled with its U.S. and international sales efforts. Our performance was also disappointing in telecommunications services, where the Fund's investment in Vodafone lost ground due to the company's issues with increasing competition in Europe and its difficulty growing market share in Japan. Another notable misstep was our investment in Symantec, a software company that experienced lower-than-expected sales for its virus and security software.


Q: Financials and technology are the two largest sectors in the S&P 500. How effective was your stock selection in these industries?

A: In financials, our stock picks outperformed the financial stocks in the benchmark by a little more than two percentage points. The most significant drivers of performance were our positions in the investment banks/brokers Merrill Lynch and Goldman Sachs, both of which benefited from the strong market for initial public offerings as well as rising merger and acquisition activity. In bank stocks, where it was difficult to make money due to the interest rate environment, we benefited from our strategy of sticking to reasonably-priced stocks with diversified business mixes and yield curve exposures below the industry average. Such holdings included Bank of America, which was helped by the successful integration of Fleet Bank, as well as Wachovia Bank.

     In technology, we generated slight outperformance. While Symantec hurt performance in software and services, we offset this through the outperformance we generated in the semiconductor sector. Here, Texas Instruments benefited from the strong demand for the products in which its chips are used, including cell phones and high definition TVs. In hardware, the Fund's position in Hewlett-Packard performed well after the appointment of a new CEO raised hopes that its business will undergo the restructuring investors had been demanding. SanDisk, whose sales were boosted by the rapidly growing demand for flash memory, also made a positive contribution to Fund performance.

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q:   Do you have any closing thoughts for shareholders?

A: While the year ahead is likely to be more volatile than 2005, we will continue to look past short-term market noise to identify fundamentally sound, reasonably valued companies. Given the favorable growth environment and the fact that the market as a whole is reasonably valued, we believe the environment will remain fertile for our bottom-up, research-driven investment process.



At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Research Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05
--------------------------------------------------------------------------------


  Shares                                                                   Value
              COMMON STOCKS - 97.1%
              Energy - 9.2%
              Integrated Oil & Gas - 5.3%
   26,923     ConocoPhillips                                         $ 1,566,380
   15,614     Occidental Petroleum Corp.                               1,247,246
    6,028     Suncor Energy, Inc.                                        380,548
   12,048     USX-Marathon Group, Inc.                                   734,567
                                                                     -----------
                                                                     $ 3,928,741
                                                                     -----------
              Oil & Gas Drilling - 2.3%
   24,976     Noble Drilling Corp                                    $ 1,761,807
                                                                     -----------
              Oil & Gas Equipment & Services - 1.6%
   32,523     Weatherford International, Inc.*                       $ 1,177,333
                                                                     -----------
              Total Energy                                           $ 6,867,881
                                                                     -----------
              Materials - 2.9%
              Diversified Chemical - 1.4%
   17,128     Dow Chemical Co.                                       $   750,549
    5,267     PPG Industries, Inc.                                       304,959
                                                                     -----------
                                                                     $ 1,055,508
                                                                     -----------
              Diversified Metals & Mining - 0.6%
    3,138     Phelps Dodge Corp.                                     $   451,464
                                                                     -----------
              Industrial Gases - 0.9%
   12,076     Praxair, Inc.                                          $   639,545
                                                                     -----------
              Total Materials                                        $ 2,146,517
                                                                     -----------
              Capital Goods - 8.9%
              Aerospace & Defense - 2.0%
   11,282     Northrop Grumman Corp.                                 $   678,161
   14,537     United Technologies Corp.                                  812,764
                                                                     -----------
                                                                     $ 1,490,925
                                                                     -----------
              Building Products - 0.8%
   14,800     American Standard Companies, Inc.                      $   591,260
                                                                     -----------
              Construction & Farm Machinery & Heavy Trucks - 1.8%
   19,597     Deere & Co.                                            $ 1,334,752
                                                                     -----------
              Electrical Component & Equipment - 0.5%
    8,268     Thomas & Betts Corp.*                                  $   346,925
                                                                     -----------


14    The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                                   Value
              Industrial Conglomerates - 3.4%
   11,456     3M Co.                                                 $   887,840
   56,605     Tyco International, Ltd.                                 1,633,620
                                                                     -----------
                                                                     $ 2,521,460
                                                                     -----------
              Industrial Machinery - 0.4%
    7,817     Flowserve Corp.*                                       $   309,241
                                                                     -----------
              Total Capital Goods                                    $ 6,594,563
                                                                     -----------
              Commercial Services & Supplies - 0.6%
              Diversified Commercial Services - 0.6%
    6,209     The Dun & Bradstreet Corp.*                            $   415,755
                                                                     -----------
              Total Commercial Services & Supplies                   $   415,755
                                                                     -----------
              Transportation - 1.8%
              Railroads - 1.8%
    9,864     Burlington Northern, Inc.                              $   698,568
    8,196     Canadian National Railway Co.                              655,598
                                                                     -----------
                                                                     $ 1,354,166
                                                                     -----------
              Total Transportation                                   $ 1,354,166
                                                                     -----------
              Automobiles & Components - 0.4%
              Auto Parts & Equipment - 0.4%
    2,305     Johnson Controls, Inc.                                 $   168,058
    1,689     Magna International, Inc.                                  121,574
                                                                     -----------
                                                                     $   289,632
                                                                     -----------
              Total Automobiles & Components                         $   289,632
                                                                     -----------
              Consumer Durables & Apparel - 0.8%
              Apparel, Accessories & Luxury Goods - 0.8%
   16,677     Liz Claiborne, Inc.                                    $   597,370
                                                                     -----------
              Total Consumer Durables & Apparel                      $   597,370
                                                                     -----------
              Consumer Services - 2.2%
              Hotels, Resorts & Cruise Lines - 1.1%
   15,516     Carnival Corp.                                         $   829,641
                                                                     -----------
              Restaurants - 1.1%
   23,467     McDonald's Corp.                                       $   791,307
                                                                     -----------
              Total Consumer Services                                $ 1,620,948
                                                                     -----------


The accompanying notes are an integral part of these financial statements.    15

Pioneer Research Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                     (continued)
--------------------------------------------------------------------------------


  Shares                                                                   Value
              Media - 3.4%
              Broadcasting & Cable TV - 2.8%
   33,792     Comcast Corp.*                                         $   877,240
   35,813     Viacom, Inc. (Class B)                                   1,167,504
                                                                     -----------
                                                                     $ 2,044,744
                                                                     -----------
              Publishing - 0.6%
    9,072     McGraw-Hill Co., Inc.                                  $   468,387
                                                                     -----------
              Total Media                                            $ 2,513,131
                                                                     -----------
              Retailing - 4.1%
              Apparel Retail - 1.9%
    4,527     Abercrombie & Fitch Co.                                $   295,070
   39,367     Ross Stores, Inc.                                        1,137,706
                                                                     -----------
                                                                     $ 1,432,776
                                                                     -----------
              Department Stores - 1.3%
    8,636     Federated Department Stores, Inc.                      $   572,826
    6,557     J.C. Penney Co., Inc.                                      364,569
                                                                     -----------
                                                                     $   937,395
                                                                     -----------
              General Merchandise Stores - 0.9%
   11,865     Target Corp.                                           $   652,219
                                                                     -----------
              Total Retailing                                        $ 3,022,390
                                                                     -----------
              Food & Drug Retailing - 2.2%
              Drug Retail - 1.0%
   28,123     CVS Corp.                                              $   743,010
                                                                     -----------
              Food Distributors - 0.3%
    8,145     Sysco Corp.                                            $   252,902
                                                                     -----------
              Hypermarkets & Supercenters - 0.9%
    6,595     BJ'S Wholesale Club, Inc.*                             $   194,948
    9,021     Costco Wholesale Corp.                                     446,269
                                                                     -----------
                                                                     $   641,217
                                                                     -----------
              Total Food & Drug Retailing                            $ 1,637,129
                                                                     -----------


16    The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                                   Value
              Food, Beverage & Tobacco - 5.0%
              Soft Drinks - 1.6%
   19,875     PepsiCo, Inc.                                          $ 1,174,215
                                                                     -----------
              Tobacco - 3.4%
   33,991     Altria Group, Inc.                                     $ 2,539,808
                                                                     -----------
              Total Food, Beverage & Tobacco                         $ 3,714,023
                                                                     -----------
              Household & Personal Products - 0.7%
              Personal Products - 0.7%
   19,008     Avon Products, Inc.                                    $   542,678
                                                                     -----------
              Total Household & Personal Products                    $   542,678
                                                                     -----------
              Health Care Equipment & Services - 4.9%
              Health Care Equipment - 2.3%
   20,137     Boston Scientific Corp.*                               $   493,155
    6,308     Fisher Scientific International, Inc.*                     390,213
    8,485     Waters Corp.*                                              320,733
    7,094     Zimmer Holdings, Inc.*                                     478,419
                                                                     -----------
                                                                     $ 1,682,520
                                                                     -----------
              Health Care Facilities - 0.7%
   11,320     HCA, Inc.                                              $   571,660
                                                                     -----------
              Health Care Services - 0.7%
    9,104     Medco Health Solutions, Inc.*                          $   508,003
                                                                     -----------
              Managed Health Care - 1.2%
    7,424     Coventry Health Care, Inc*                             $   422,871
    5,805     Sierra Health Services, Inc.*                              464,168
                                                                     -----------
                                                                     $   887,039
                                                                     -----------
              Total Health Care Equipment & Services                 $ 3,649,222
                                                                     -----------
              Pharmaceuticals & Biotechnology - 7.9%
              Biotechnology - 1.8%
    9,792     Amgen, Inc.*                                           $   772,197
   13,354     Cubist Pharmaceuticals, Inc.*                              283,773
    9,466     Vertex Pharmaceuticals, Inc.*                              261,924
                                                                     -----------
                                                                     $ 1,317,894
                                                                     -----------


The accompanying notes are an integral part of these financial statements.    17

Pioneer Research Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                     (continued)
--------------------------------------------------------------------------------


Shares                                                                     Value
           Pharmaceuticals - 6.1%
    21     AstraZeneca Plc (A.D.R.)                                 $     1,021
15,339     AstraZeneca Plc                                              747,536
23,961     Bristol-Myers Squibb Co.                                     550,624
48,414     Merck & Co., Inc.                                          1,540,049
44,892     Schering-Plough Corp.                                        935,998
17,200     Teva Pharmaceutical Industries, Ltd.                         739,772
                                                                    -----------
                                                                    $ 4,515,000
                                                                    -----------
           Total Pharmaceuticals & Biotechnology                    $ 5,832,894
                                                                    -----------
           Banks - 7.4%
           Diversified Banks - 5.1%
39,238     Bank of America Corp. (b)                                $ 1,810,834
 9,440     U.S. Bancorp                                                 282,162
31,466     Wachovia Corp.                                             1,663,293
                                                                    -----------
                                                                    $ 3,756,289
                                                                    -----------
           Thrifts & Mortgage Finance - 2.3%
 9,390     Freddie Mac                                              $   613,637
 7,096     Golden West Financial Corp.                                  468,336
52,879     Hudson City Bancorp, Inc.                                    640,893
                                                                    -----------
                                                                    $ 1,722,866
                                                                    -----------
           Total Banks                                              $ 5,479,155
                                                                    -----------
           Diversified Financials - 8.4%
           Asset Management & Custody Banks - 0.5%
 8,924     Federated Investors, Inc.*                               $   330,545
                                                                    -----------
           Consumer Finance - 1.6%
22,811     American Express Co.                                     $ 1,173,854
                                                                    -----------
           Investment Banking & Brokerage - 2.9%
 5,506     Goldman Sachs Group, Inc.                                $   703,171
22,028     Merrill Lynch & Co., Inc.                                  1,491,956
                                                                    -----------
                                                                    $ 2,195,127
                                                                    -----------
           Diversified Financial Services - 3.4%
51,677     Citigroup, Inc.                                          $ 2,507,885
                                                                    -----------
           Total Diversified Financials                             $ 6,207,411
                                                                    -----------


18    The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                                   Value
              Insurance - 4.9%
              Multi-Line Insurance - 3.9%
   28,375     American International Group, Inc.                     $ 1,936,026
    8,028     Genworth Financial, Inc.                                   277,608
    7,825     Hartford Financial Services Group, Inc.                    672,089
                                                                     -----------
                                                                     $ 2,885,723
                                                                     -----------
              Property & Casualty Insurance - 0.8%
   14,241     The St. Paul Travelers Companies, Inc.                 $   636,145
                                                                     -----------
              Reinsurance - 0.2%
    4,831     Platinum Underwriters Holdings, Inc.                   $   150,099
                                                                     -----------
              Total Insurance                                        $ 3,671,967
                                                                     -----------
              Real Estate - 0.3%
              Real Estate Investment Trust - 0.3%
   10,314     BioMed Property Trust, Inc.                            $   251,662
                                                                     -----------
              Total Real Estate                                      $   251,662
                                                                     -----------
              Software & Services - 4.8%
              IT Consulting & Other Services - 0.4%
   10,782     Accenture, Ltd.                                        $   311,276
                                                                     -----------
              Systems Software - 4.4%
   70,930     Microsoft Corp.                                        $ 1,854,820
   21,370     Macrovision Corp.*                                         357,520
   47,011     Oracle Corp.*                                              574,004
   27,380     Symantec Corp.*                                            479,150
                                                                     -----------
                                                                     $ 3,265,494
                                                                     -----------
              Total Software & Services                              $ 3,576,770
                                                                     -----------
              Technology Hardware & Equipment - 6.8%
              Communications Equipment - 3.8%
   70,196     Avaya Inc.*                                            $   748,991
   64,620     Cisco Systems, Inc.*                                     1,106,294
   23,241     Qualcomm, Inc.                                           1,001,222
                                                                     -----------
                                                                     $ 2,856,507
                                                                     -----------


The accompanying notes are an integral part of these financial statements.    19

Pioneer Research Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                     (continued)
--------------------------------------------------------------------------------


   Shares                                                                  Value
              Computer Hardware - 3.0%
  48,709      Dell, Inc.*                                            $ 1,460,783
  26,341      Hewlett-Packard Co.                                        754,143
                                                                     -----------
                                                                     $ 2,214,926
                                                                     -----------
              Total Technology Hardware & Equipment                  $ 5,071,433
                                                                     -----------
              Semiconductors - 3.2%
              Semiconductor Equipment - 0.6%
  23,823      Applied Materials, Inc.                                $   427,385
                                                                     -----------
              Semiconductors - 2.6%
  54,379      Intel Corp.                                            $ 1,357,300
  17,552      Texas Instruments, Inc.                                    562,893
                                                                     -----------
                                                                     $ 1,920,193
                                                                     -----------
              Total Semiconductors                                   $ 2,347,578
                                                                     -----------
              Telecommunication Services - 2.9%
              Integrated Telecommunication Services - 1.1%
  30,255      BellSouth Corp.                                        $   819,911
                                                                     -----------
              Wireless Telecommunication Services - 1.8%
  35,312      Sprint Nextel Corp.                                    $   824,888
  23,886      Vodafone Group Plc (A.D.R.)                                512,832
                                                                     -----------
                                                                     $ 1,337,720
                                                                     -----------
              Total Telecommunication Services                       $ 2,157,631
                                                                     -----------
              Utilities - 3.4%
              Electric Utilities - 1.7%
  20,333      Allegheny Energy, Inc.*                                $   643,539
  14,817      Edison International                                       646,169
                                                                     -----------
                                                                     $ 1,289,708
                                                                     -----------
              Independent Power Producer & Energy Traders - 1.7%
  12,222      NRG Energy, Inc.*                                      $   575,902
  12,899      TXU Corp.                                                  647,401
                                                                     -----------
                                                                     $ 1,223,303
                                                                     -----------
              Total Utilities                                        $ 2,513,011
                                                                     -----------
              TOTAL COMMON STOCKS
              (Cost $68,937,465)                                     $72,074,917
                                                                     -----------


20    The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                                   Value
              TEMPORARY CASH INVESTMENT - 1.8%
              Security Lending Collateral - 1.8%
  717,144     Securities Lending Investment Fund, 4.24%              $ 1,379,373
                                                                     -----------
              TOTAL TEMPORARY CASH INVESTMENT
              (Cost $1,379,373)                                      $ 1,379,373
                                                                     -----------
              TOTAL INVESTMENT IN SECURITIES - 98.9%
              (Cost $70,316,838) (a)                                 $73,454,290
                                                                     -----------
              OTHER ASSETS AND LIABILITIES - 1.1%                    $   792,725
                                                                     -----------
              TOTAL NET ASSETS - 100.0%                              $74,247,015
                                                                     ===========



(A.D.R.) American Depositary Receipt

*    Non-income producing security

(a) At December 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $70,818,085 was as follows:



      Aggregate gross unrealized gain for all investments in which there is
      an excess of value over tax cost                                         $3,977,391
      Aggregate gross unrealized loss for all investments in which there is
      an excess of tax cost over value                                         (1,341,186)
                                                                               ----------
      Net unrealized gain                                                      $2,636,205
                                                                               ==========



(b)  At December 31, 2005, the following security was out on loan:



      Shares             Security          Market Value
      29,224     Bank of America Corp.     $ 1,348,688
                                           -----------
                 Total                     $ 1,348,688
                                           ===========



Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31, 2005 aggregated $78,734,051 and $30,791,157, respectively.



The accompanying notes are an integral part of these financial statements.    21

Pioneer Research Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/05
--------------------------------------------------------------------------------


ASSETS:
  Investment in securities, at value (including securities
    loaned of $1,348,688) (cost $70,316,838)                        $73,454,290
  Cash                                                                1,739,469
  Receivables -
    Investment securities sold                                          571,417
    Fund shares sold                                                    709,972
    Dividends, interest and foreign taxes withheld                      132,978
    Due from Pioneer Investment Management, Inc.                          3,181
                                                                    ------------
     Total assets                                                   $76,611,307
                                                                    ------------
LIABILITIES:
  Payables -
    Investment securities purchased                                 $   900,685
    Fund shares repurchased                                                 250
    Upon return of securities loaned                                  1,379,373
  Due to affiliates                                                       7,922
  Accrued expenses                                                       76,062
                                                                    ------------
     Total liabilities                                              $ 2,364,292
                                                                    ------------
NET ASSETS:
  Paid-in capital                                                   $75,274,817
  Distributions in excess of net investment income                       (1,202)
  Accumulated net realized loss on investments and foreign
    currency transactions                                            (4,164,052)
  Net unrealized gain on investments                                  3,137,452
                                                                    ------------
     Total net assets                                               $74,247,015
                                                                    ============
NET ASSET VALUE PER SHARE:
(No par value, Unlimited number of shares authorized)
  Class A (based on $7,525,566/768,006 shares)                      $      9.80
                                                                    ============
  Class B (based on $5,646,758/599,200 shares)                      $      9.42
                                                                    ============
  Class C (based on $3,004,903/317,206 shares)                      $      9.47
                                                                    ============
  Class Y (based on $58,069,788/5,885,146 shares)                   $      9.87
                                                                    ============
MAXIMUM OFFERING PRICE:
  Class A ($9.80 [divided by] 94.25%)                               $     10.40
                                                                    ============




22    The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 12/31/05



INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $2,343)       $  601,643
  Interest                                                      22,535
  Income from securities loaned, net                               590
                                                            ----------
     Total investment income                                                $  624,768
                                                                            ----------
EXPENSES:
  Management fees                                           $  262,788
  Transfer agent fees and expenses
    Class A                                                     17,575
    Class B                                                     16,450
    Class C                                                      6,777
    Class Y                                                        366
  Distribution fees
    Class A                                                     14,213
    Class B                                                     61,187
    Class C                                                     32,288
  Administrative reimbursements                                 18,512
  Custodian fees                                                18,992
  Registration fees                                             80,580
  Professional fees                                             40,267
  Printing expense                                              20,088
  Fees and expenses of nonaffiliated trustees                    8,392
  Miscellaneous                                                  4,260
                                                            ----------
     Total expenses                                                         $  602,735
     Less management fees waived and expenses
       reimbursed by Pioneer Investment Management, Inc.                      (103,629)
     Less fees paid indirectly                                                    (612)
                                                                            ----------
     Net expenses                                                           $  498,494
                                                                            ----------
       Net investment income                                                $  126,274
                                                                            ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
    Investments                                             $2,309,579
    Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies          (1,520)     $2,308,059
                                                            ----------      ----------
  Change in net unrealized gain on:
    Investments                                             $1,095,273
    Other assets and liabilities denominated in
     foreign currencies                                             14      $1,095,287
                                                            ----------      ----------
  Net gain on investments                                                   $3,403,346
                                                                            ----------
  Net increase in net assets resulting from operations                      $3,529,620
                                                                            ==========



The accompanying notes are an integral part of these financial statements.    23

Pioneer Research Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 12/31/05 and 12/31/04, respectively



                                                          Year Ended       Year Ended
                                                           12/31/05         12/31/04
FROM OPERATIONS:
Net investment income income                             $   126,274       $    70,446
Net realized gain on investments and foreign currency
  transactions                                             2,308,059         1,331,764
Change in net unrealized gain on investments and
  foreign currency transactions                            1,095,287           651,888
                                                         ------------      -----------
    Net increase in net assets resulting from
     operations                                          $ 3,529,620       $ 2,054,098
                                                         ------------      -----------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.03 and $0.07 per share, respectively)      $   (23,180)      $   (64,580)
  Class B ($0.00 and $0.00 per share, respectively)                -            (2,900)
  Class C ($0.00 and $0.01 per share, respectively)                -            (1,970)
  Class Y ($0.02 and $0.04 per share, respectively)          (99,287)           (9,305)
                                                         ------------      -----------
    Total distributions to shareowners                   $  (122,467)      $   (78,755)
                                                         ------------      -----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $54,833,483       $ 4,274,780
Reinvestment of distributions                                118,371            67,428
Cost of shares repurchased                                (5,126,177)       (5,068,132)
                                                         ------------      -----------
    Net increase (desease) in net assets resulting
     from Fund share transactions                        $49,825,677       $  (725,924)
                                                         ------------      -----------
    Net increase in net assets                           $53,232,830       $ 1,249,419
NET ASSETS:
Beginning of year                                         21,014,185        19,764,766
                                                         ------------      -----------
End of year (including distributions in excess of
  investment income of ($1,202) and ($3,489),
  respectively)                                          $74,247,015       $21,014,185
                                                         ===========       ===========


24    The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund
-----------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   '05 Shares     '05 Amount      '04 Shares       '04 Amount
CLASS A
Shares sold                          108,209      $ 1,011,308        118,957       $ 1,002,536
Reinvestment of distributions          1,970           19,606          6,016            54,744
Less shares repurchased             (225,160)      (2,112,178)      (235,477)       (1,987,362)
                                    --------      -----------       --------       -----------
    Net decrease                    (114,981)     $(1,081,264)      (110,504)      $  (930,082)
                                   =========      ===========        =======       ===========
CLASS B
Shares sold                           23,388      $   211,334         66,249       $   541,113
Reinvestment of distributions              -                -            237             2,087
Less shares repurchased             (210,174)      (1,879,166)      (218,467)       (1,811,616)
                                    --------      -----------       --------       -----------
    Net decrease                    (186,786)     $(1,667,832)      (151,981)      $(1,268,416)
                                   =========      ===========        =======       ===========
CLASS C
Shares sold                           37,911      $   338,253         51,076       $   423,006
Reinvestment of distributions              -                -            152             1,344
Less shares repurchased             (121,239)      (1,092,771)      (144,892)       (1,189,250)
                                    --------      -----------       --------       -----------
    Net decrease                     (83,328)     $  (754,518)       (93,664)      $  (764,900)
                                   =========      ===========        =======       ===========
CLASS Y
Shares sold                        5,622,099      $53,272,588        266,307       $ 2,308,125
Reinvestment of distributions          9,857           98,765          1,011             9,253
Less shares repurchased               (4,500)         (42,062)        (9,628)          (79,904)
                                   ---------      -----------       --------       -----------
    Net increase                   5,627,456      $53,329,291        257,690       $ 2,237,474
                                   =========      ===========        =======       ===========




The accompanying notes are an integral part of these financial statements.    25

Pioneer Research Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               Year Ended  Year Ended    Year Ended    Year Ended   Year Ended
                                                                12/31/05    12/31/04     12/31/03(a)    12/31/02     12/31/01
CLASS A
Net asset value, beginning of period                             $  9.17     $  8.30       $  6.66      $   8.61     $   9.99
                                                                 -------     -------       -------      --------     --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $  0.04     $  0.07       $  0.02      $  (0.02)    $  (0.04)
 Net realized and unrealized gain (loss) on investments             0.62        0.87          1.62         (1.93)       (1.34)
                                                                 -------     -------       -------      --------     --------
  Net increase (decrease) from investment operations             $  0.66     $  0.94       $  1.64      $  (1.95)    $  (1.38)
Distributions to shareowners:
 Net investment income                                             (0.03)      (0.07)            -             -            -
                                                                 -------     -------       -------      --------     --------
Net increase (decrease) in net asset value                       $  0.63     $  0.87       $  1.64      $  (1.95)    $  (1.38)
                                                                 -------     -------       -------      --------     --------
Net asset value, end of period                                   $  9.80     $  9.17       $  8.30      $   6.66     $   8.61
                                                                 =======     =======       =======      ========     ========
Total return*                                                       7.20%      11.38%        24.62%       (22.65)%     (13.81)%
Ratio of net expenses to average net assets+                        1.25%       1.16%         1.40%         1.75%        1.75%
Ratio of net investment income (loss) to average net assets+        0.44%       0.79%         0.21%        (0.28)%      (0.43)%
Portfolio turnover rate                                               89%        106%           74%            6%          24%
Net assets, end of period (in thousands)                         $ 7,526     $ 8,096       $ 8,244      $  6,680     $  9,491
Ratios with no waivers of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                       1.81%       2.20%         1.96%         2.08%        1.88%
 Net investment loss                                               (0.12)%     (0.25)%       (0.35)%       (0.61)%      (0.56)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                       1.25%       1.16%         1.40%         1.75%        1.75%
 Net investment income (loss)                                       0.44%       0.79%         0.21%        (0.28)%      (0.43)%



(a) Effective December 11, 2003, the Fund began following a policy that focuses on investment selection regardless of tax impact to shareholders, rather than following the previous "tax-managed" policy that had focused on minimizing dividend income and avoided realizing capital gains.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                             Year Ended     Year Ended      Year Ended    Year Ended   Year Ended
                                                              12/31/05       12/31/04      12/31/03 (a)    12/31/02     12/31/01
CLASS B
Net asset value, beginning of period                           $  8.87       $   8.03         $  6.50      $    8.45    $    9.89
                                                               -------       --------         -------      ---------    ---------
Increase (decrease) from investment operations:
 Net investment loss                                           $ (0.05)      $  (0.00)(b)     $ (0.04)     $   (0.07)   $   (0.10)
 Net realized and unrealized gain (loss) on investments           0.60           0.84            1.57          (1.88)       (1.34)
                                                               -------       --------         -------      ---------    ---------
  Net increase (decrease) from investment operations           $  0.55       $   0.84         $  1.53      $   (1.95)   $   (1.44)
Distributions to shareowners:
 Net investment income                                               -          (0.00)(b)           -              -            -
                                                               -------       --------         -------      ---------    ---------
Net increase (decrease) in net asset value                     $  0.55       $   0.84         $  1.53      $   (1.95)   $   (1.44)
                                                               -------       --------         -------      ---------    ---------
Net asset value, end of period                                 $  9.42       $   8.87         $  8.03      $    6.50    $    8.45
                                                               =======       ========         =======      =========    =========
Total return*                                                     6.20%         10.51%          23.54%        (23.08)%     (14.56)%
Ratio of net expenses to average net assets+                      2.15%          1.95%           2.20%          2.45%        2.53%
Ratio of net investment loss to average net assets+              (0.46)%         0.00%(b)       (0.59)%        (0.97)%      (1.21)%
Portfolio turnover rate                                             89%           106%             74%             6%          24%
Net assets, end of period (in thousands)                       $ 5,647       $  6,972         $ 7,532      $   6,613    $   9,732
Ratios with no waivers of managemnet fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                     2.69%          2.98%           2.76%          2.78%        2.66%
 Net investment loss                                             (1.00)%        (1.03)%         (1.15)%        (1.30)%      (1.34)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                     2.15%          1.95%           2.20%          2.45%        2.51%
 Net investment loss                                             (0.46)%         0.00%(b)       (0.59)%        (0.97)%      (1.19)%

   The accompanying notes are an integral part of these financial statements.



(a) Effective December 11, 2003, the Fund began following a policy that focuses on investment selection regardless of tax impact to shareholders, rather than following the previous "tax-managed" policy that had focused on minimizing dividend income and avoided realizing capital gains.
(b) Amounts round to less than one cent per share, or for percentages less than 0.01%.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.

Pioneer Research Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                             Year Ended     Year Ended     Year Ended    Year Ended   Year Ended
                                                              12/31/05       12/31/04     12/31/03 (a)    12/31/02     12/31/01
CLASS C
Net asset value, beginning of period                           $  8.92       $   8.07        $  6.53      $    8.48    $    9.91
                                                               -------       --------        -------      ---------    ---------
Increase (decrease) from investment operations:
 Net investment loss                                           $ (0.05)      $  (0.00)(b)    $ (0.04)     $   (0.07)   $   (0.11)
 Net realized and unrealized gain (loss) on investments           0.60           0.85           1.58          (1.88)       (1.32)
                                                               -------       --------        -------      ---------    ---------
  Net increase (decrease) from investment operations           $  0.55       $   0.85        $  1.54      $   (1.95)   $   (1.43)
Distributions to shareowners:
 Net investment income                                               -          (0.00)(b)          -              -            -
                                                               -------       --------        -------      ---------    ---------
Net increase (decrease) in net asset value                     $  0.55       $   0.85        $  1.54      $   (1.95)   $   (1.43)
                                                               -------       --------        -------      ---------    ---------
Net asset value, end of period                                 $  9.47       $   8.92        $  8.07      $    6.53    $    8.48
                                                               =======       ========        =======      =========    =========
Total return*                                                     6.17%         10.60%         23.58%        (23.00)%     (14.43)%
Ratio of net expenses to average net assets+                      2.15%          1.92%          2.14%          2.35%        2.45%
Ratio of net investment loss to average net assets+              (0.46)%         0.00%(b)      (0.53)%        (0.88)%      (1.12)%
Portfolio turnover rate                                             89%           106%            74%             6%          24%
Net assets, end of period (in thousands)                       $ 3,005       $  3,572        $ 3,989      $   3,768    $   5,508
Ratios with no waivers of managemnet fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                     2.62%          2.94%          2.70%          2.69%        2.57%
 Net investment loss                                             (0.93)%        (1.02)%        (1.09)%        (1.22)%      (1.24)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                     2.15%          1.92%          2.14%          2.35%        2.44%
 Net investment loss                                             (0.46)%         0.00%(b)      (0.53)%        (0.88)%      (1.11)%




(a) Effective December 11, 2003, the Fund began following a policy that focuses on investment selection regardless of tax impact to shareholders, rather than following the previous "tax-managed" policy that had focused on minimizing dividend income and avoided realizing capital gains.
(b) Amounts round to less than one cent per share, or for percentages less than 0.01%.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                         8/11/04 (a)
                                                        Year Ended           to
                                                         12/31/05         12/31/04
CLASS Y
Net asset value, beginning of period                     $  9.21         $   8.01
                                                         -------         --------
Increase from investment operations:
  Net investment income                                  $  0.03         $   0.03
  Net realized and unrealized gain on investments           0.65             1.21
                                                         -------         --------
   Net increase from investment operations               $  0.68         $   1.24
Distributions to shareowners:
  Net investment income                                    (0.02)           (0.04)
                                                         -------         --------
Net increase in net asset value                          $  0.66         $   1.20
                                                         -------         --------
Net asset value, end of period                           $  9.87         $   9.21
                                                         =======         ========
Total return*                                               7.35%           15.51%(b)
Ratio of net expenses to average net assets+                1.12%            1.01%**
Ratio of net investment income to average net
  assets+                                                   0.76%            2.14%**
Portfolio turnover rate                                       89%             106%
Net assets, end of period (in thousands)                 $58,070         $  2,374
Ratios with no waiver of management fees by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                              1.18%            2.28%**
  Net investment income                                     0.69%            0.86%**
Ratios with waiver of management fees by PIM and
  reduction for fees paid indirectly:
  Net expenses                                              1.12%            1.01%**
  Net investment income                                     0.75%            2.14%**



(a)  Class Y shares were first publicly offered on August 11, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.
(b)  Not Annualized.


The accompanying notes are an integral part of these financial statements.    29

Pioneer Research Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05
--------------------------------------------------------------------------------


1. Organization and Significant Accounting Policies

Pioneer Research Fund (the Fund), formerly Pioneer Core Equity, is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund seeks long-term capital growth by investing primarily in domestic equity securities.

The Fund offers four classes of shares - Class A, Class B, Class C and Class Y shares. Class Y shares were first publicly offered on August 11, 2004. Shares of Class A, Class B, Class C and Class Y each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income expenses and gain or loss on investments during the reporting years. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At December 31, 2005, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Interest income is recorded on the accrual basis.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

    At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Information regarding the Fund's principal risk is contained in the Fund's prospectus. Please refer to those documents when considering the Fund's risks.


B.  Foreign Currency Translation

    The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

Pioneer Research Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                             (continued)
--------------------------------------------------------------------------------


C.  Forward Foreign Currency Contracts

    The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

    At December 31, 2005, the Fund had no outstanding portfolio or settlement hedges.


D.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    At December 31, 2005 the Fund had a net capital loss carryforward of $3,662,805 of which the following amounts will expire between 2009 and 2011 if not utilized; $761,930 in 2009, $2,495,119 in 2010 and $405,756 in
    2011.

    The Fund has elected to defer $1,202 in currency losses recognized between October 1, 2005 and December 31, 2005 to its fiscal year ending December 31, 2006.

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    The tax character of distributions paid during the year ended December 31, 2005 and December 31, 2004 were as follows:



--------------------------------------------------------------------------------
                                           2005                   2004
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income                        $122,467                $78,755
  Long-term capital gain                        -                      -
                                         --------                -------
    Total                                $122,467                $78,755
                                         ========                =======
--------------------------------------------------------------------------------




The following shows the components of accumulated losses on a federal income tax basis at December 31, 2005.




--------------------------------------------------------------------------------
                                                                    2005
--------------------------------------------------------------------------------
  Capital loss carryforward                                    (3,662,805)
  Post October Loss Deferral                                       (1,202)
  Unrealized appreciation                                       2,636,205
                                                               ----------
    Total                                                     $(1,027,802)
                                                              ===========
--------------------------------------------------------------------------------



    The difference between book basis and tax basis unrealized appre ciation is attributable to the tax deferral of losses on wash sales.

    The Fund has reclassified $1,520 to decrease undistributed net investment income and $1,520 to decrease accumulated net realized loss on investments and foreign currency transactions to reflect permanent book/tax differences. The reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.


E.  Fund Shares

    The Fund records sales and repurchases of its shares on trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A (UniCredito Italiano), earned approximately $1,202 in underwriting commissions on the sale of Class A shares during the year ended December 31, 2005.

Pioneer Research Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                               (continued)
--------------------------------------------------------------------------------

F.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.


    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C and Class Y shares can bear different transfer agent and distribution fees.


G.  Securities Lending


    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

H.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets up to $1 billion and 0.70% of the excess over $1 billion.

Through April 30, 2005, PIM had contractually agreed not to impose all or portion of its management fee and, if necessary, to limit other ordinary operating expenses of the Fund to the extent required to reduce Class A expenses to 1.75% of the average daily net assets attributable to Class A shares. Under this agreement, the portion of Fund expenses attributable to Class B, Class C and Class Y shares would be reduced only to the extent such expenses are reduced for Class A shares.

Effective May 1, 2005, PIM has further agreed not to impose all or a portion of its management fee and to assume other operating expenses of the fund to the extent necessary to limit the Fund's expenses to 1.25%, 2.15%, and 2.15%, of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These limitations are in effect through May, 1, 2006 for Class A shares and through May 1, 2008 for Class B and Class C shares. There can be no assurance that PIM will extend the expense limit agreement beyond such periods.

In addition, under the management agreement, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At December 31, 2005, $3,061 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

Pioneer Research Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                               (continued)
--------------------------------------------------------------------------------

3. Transfer Agent


PIMSS, a wholly owned indirect subsidiary of Unicredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $4,290 in transfer agent fees payable to PIMSS at December 31, 2005.


4. Distribution Plan


The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $571 in distribution fees payable to PFD at December 31, 2005.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Effective December 1, 2004, Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended December 31, 2005, CDSCs in the amount of $13,672 were paid to PFD.


5. Expense Offset Arrangements


The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended December 31, 2005, the Fund's expenses were reduced by $612 under such arrangements.

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (unaudited)

For the fiscal year ended December 31, 2005, the percentage of the ordinary income distributions made by the Fund subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Act of 2003, was 100.00%.

The qualifying percentage of the Fund's ordinary income dividends for the purpose of the corporate dividends received deduction was 100.00%.

Pioneer Research Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer Research Fund:



We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Research Fund (the "Fund") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 2001 were audited by other auditors who have ceased operations whose report, dated February 15, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Research Fund at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                        /s/ Ernst & Young LLP


Boston, Massachusetts
February 10, 2006

Pioneer Research Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------


The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of

Pioneer Research Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------


Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and
(ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three and five year periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of break points in the management fee, reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance, based upon total return, was in the second quintile of the peer group for the 12 months ended June 30, 2005, the fourth quintile of the peer group for the three years ended June 30, 2005 and the fourth quintile of the peer group for the five years ended June 30, 2005. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required

Pioneer Research Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------

    to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2005 was in the first quintile (after fee waivers) relative to the management fees paid by the other funds in that peer group for the comparable period and in the third quintile without giving effect to fee wiavers. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio after expense limitations, for the 12 months ended June 30, 2005, was in the second quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was reasonable compared to that of comparable funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. Because of break points in the management fees, the Trustees concluded that any perceived or potential economies of scale would be shared at future asset levels, in a reasonable manner as the Fund grows in size, between Fund's shareholders and the Investment Adviser.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Research Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------


Investment Adviser

Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Trustees and Officers

The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees (except Mr. Hood and Mr. West) serves as a Trustee of each of the 91 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). Mr. Hood and Mr. West serve as Trustees for 35 of the 91 Pioneer Funds. The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.


The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's web site at http://www.sec.gov.

Pioneer Research Fund
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                           Positions Held    Length of Service       Principal Occupation During              Other Directorships
Name and Age               With the Fund     and Term of Office      Past Five Years                          Held by this Trustee
John F. Cogan, Jr. (79)*   Chairman of the   Trustee since 1999.     Deputy Chairman and a Director of        Chairman and
                           Board, Trustee    Serves until            Pioneer Global Asset Management          Directors of ICI
                           and President     successor trustee       S.p.A. ("PGAM"); Non-Executive           Mutual Insurance
                                             is elected or           Chairman and a Director of Pioneer       Company; Director of
                                             earlier retirement      Investment Management USA Inc.           Harbor Global
                                             or removal.             ("PIM-USA"); Chairman and a              Company, Ltd.
                                                                     Director of Pioneer; Director of
                                                                     Pioneer Alternative Investment
                                                                     Management Limited (Dublin);
                                                                     President and a Director of Pioneer
                                                                     Alternative Investment Management
                                                                     (Bermuda) Limited and affiliated
                                                                     funds; Director of PIOGLOBAL Real
                                                                     Estate Investment Fund (Russia);
                                                                     Director of Nano-C, Inc. (since
                                                                     2003); Director of Cole Investment
                                                                     Corporation (since 2004); Director
                                                                     of Fiduciary Counseling Inc.;
                                                                     President and Director of Pioneer
                                                                     Funds Distributor, Inc. ("PFD");
                                                                     President of all of the Pioneer
                                                                     Funds; and Of Counsel, Wilmer
                                                                     Cutler Pickering Hale and Dorr LLP
                                                                     (counsel to PIM-USA and the Pioneer
                                                                     Funds).

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Osbert M. Hood (53)**      Trustee and       Trustee since 2003.     President and Chief Executive            None
                           Executive Vice    Serves until            Officer, PIM-USA since May 2003
                           President         successor trustee       (Director since January 2001);
                                             is elected or earlier   President and Director of Pioneer
                                             retirement or           since May 2003; Chairman and
                                             removal.                Director of Pioneer Investment
                                                                     Management Shareholder Services,
                                                                     Inc. ("PIMSS") since May 2003;
                                                                     Executive Vice President of all of
                                                                     the Pioneer Funds since June 2003;
                                                                     Executive Vice President and Chief
                                                                     Operating Officer of PIM-USA,
                                                                     November 2000 to May 2003.

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Research Fund
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                           Positions Held    Length of Service       Principal Occupation During              Other Directorships
Name, Age and Address      With the Fund     and Term of Office      Past Five Years                          Held by this Trustee
David R. Bock** (62)       Trustee           Trustee since 2005.     Senior Vice President and Chief          Director of The
3050 K. Street NW,                           Serves until            Financial Officer, I-trax, Inc.          Enterprise Social
Washington, DC 20007                         successor trustee       (publicly traded health care             Investment Company
                                             is elected or           services company) (2001-present);        (privately-held
                                             earlier retirement      Managing Partner, Federal City           affordable housing
                                             or removal.             Capital Advisors (boutique merchant      finance company);
                                                                     bank) (2002 to 2004); Executive          Director of New York
                                                                     Vice President and Chief Financial       Mortgage Trust
                                                                     Officer, Pedestal Inc.                   (publicly traded
                                                                     (internet-based mortgage trading         mortgage REIT)
                                                                     company) (2000-2002).

** Mr. Bock became a Trustee of the Trust on January 1, 2005.
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (57)          Trustee           Trustee since 1999.     President, Bush International            Director of Brady
3509 Woodbine Street,                        Serves until            (international financial                 Corporation
Chevy Chase, MD 20815                        successor trustee       advisory firm).                          (industrial
                                             is elected or                                                    identification and
                                             earlier retirement                                               specialty coated
                                             or removal.                                                      material products
                                                                                                              manufacturer),
                                                                                                              Mortgage Guaranty
                                                                                                              Insurance
                                                                                                              Corporation, and
                                                                                                              Briggs & Stratton,
                                                                                                              Inc. (engine
                                                                                                              manufacturer)
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (58)  Trustee           Trustee since 1999.     Founding Director, The Winthrop          None
1001 Sherbrooke Street                       Serves until            Group, Inc. (consulting firm);
West, Montreal, Quebec,                      successor trustee       Desautels, Faculty of Management,
Canada H3A 1G5                               is elected or           McGill University.
                                             earlier retirement
                                             or removal.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Research Fund
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                           Positions Held    Length of Service       Principal Occupation During              Other Directorships
Name, Age and Address      With the Fund     and Term of Office      Past Five Years                          Held by this Trustee
Marguerite A. Piret (57)   Trustee           Trustee since 1999.     President and Chief Executive            Director of New
One Boston Place,                            Serves until            Officer, Newbury, Piret & Company,       America High Income
28th Floor,                                  successor trustee       Inc. (investment banking firm).          Fund, Inc.
Boston, MA 02108                             is elected or                                                    (closed-end
                                             earlier retirement                                               investment company)
                                             or removal.
------------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (77)       Trustee           Trustee since 1999.     Senior Counsel, Sullivan & Cromwell      Director, The Swiss
125 Broad Street,                            Serves until            (law firm)                               Helvetia Fund, Inc.
New York, NY 10004                           successor trustee is                                             (closed-end
                                             elected or earlier                                               investment company)
                                             retirement or                                                    and AMVESCAP PLC
                                             removal.                                                         (investment
                                                                                                              managers)
------------------------------------------------------------------------------------------------------------------------------------
John Winthrop (69)         Trustee           Trustee since 1999.     President, John Winthrop & Co.,          None
One North Adgers Wharf,                      Serves until            Inc. (private investment firm).
Charleston, SC 29401                         successor trustee is
                                             elected or earlier
                                             retirement or
                                             removal.
------------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (58)   Secretary         Since November,         Secretary of PIM-USA; Senior Vice        None
                                             2000. Serves at the     President - Legal of Pioneer; and
                                             discretion of the       Secretary/Clerk of most of
                                             Board.                  PIM-USA's subsidiaries; Secretary
                                                                     of all of the Pioneer Funds since
                                                                     September 2003 (Assistant Secretary
                                                                     from November 2000 to September
                                                                     2003).
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Research Fund
------------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
                           Positions Held    Length of Service       Principal Occupation During              Other Directorships
Name and Age               With the Fund     and Term of Office      Past Five Years                          Held by this Trustee
Christopher J. Kelley (41) Assistant         Since September,        Assistant Vice President and Senior      None
                           Secretary         2003. Serves at the     Counsel of Pioneer since July 2002;
                                             discretion of the       Vice President and Senior Counsel
                                             Board.                  of BISYS Fund Services, Inc. (April
                                                                     2001 to June 2002); Senior Vice
                                                                     President and Deputy General
                                                                     Counsel of Funds Distributor, Inc.
                                                                     (July 2000 to April 2001) and
                                                                     Assistant Secretary of all Pioneer
                                                                     Funds since September 2003.
------------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (48)       Assistant         Since September,        Partner, Wilmer Cutler Pickering         None
                           Secretary         2003. Serves at the     Hale and Dorr LLP; Assistant
                                             discretion of the       Secretary of all Pioneer Funds
                                             Board.                  since September 2003.
------------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (60)          Treasurer         Since November,         Vice President - Fund Accounting,        None
                                             2000. Serves at the     Administration and Custody Services
                                             discretion of the       of Pioneer; and Treasurer of all of
                                             Board.                  the Pioneer Funds.
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (46)       Assistant         Since November,         Deputy Treasurer of Pioneer since        None
                           Treasurer         2004. Serves at the     2004; Treasurer and Senior Vice
                                             discretion of the       President, CDC IXIS Asset
                                             Board.                  Management Services from 2002 to
                                                                     2003; Assistant Treasurer and Vice
                                                                     President, MFS Investment
                                                                     Management from 1997 to 2002; and
                                                                     Assistant Treasurer of all of the
                                                                     Pioneer Funds since November 2004.
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (40)      Assistant         Since November,         Assistant Vice President - Fund          None
                           Treasurer         2000. Serves at the     Accounting, Administration and
                                             discretion of the       Custody Services of Pioneer; and
                                             Board.                  Assistant Treasurer of all of the
                                                                     Pioneer Funds.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Research Fund
------------------------------------------------------------------------------------------------------------------------------------
                           Positions Held    Length of Service       Principal Occupation During              Other Directorships
Name and Age               With the Fund     and Term of Office      Past Five Years                          Held by this Trustee
Gary Sullivan (47)         Assistant         Since May, 2002.        Fund Accounting Manager - Fund           None
                           Treasurer         Serves at the           Accounting, Administration and
                                             discretion of the       Custody Services of Pioneer; and
                                             Board.                  Assistant Treasurer of all of the
                                                                     Pioneer Funds since May 2002.
------------------------------------------------------------------------------------------------------------------------------------
Katharine Kim Sullivan     Assistant         Since September,        Fund Administration Manager - Fund       None
(32)                       Treasurer         2003. Serves at the     Accounting, Administration and
                                             discretion of the       Custody Services since June 2003;
                                             Board.                  Assistant Vice President - Mutual
                                                                     Fund Operations of State Street
                                                                     Corporation from June 2002 to June
                                                                     2003 (formerly Deutsche Bank Asset
                                                                     Management); Pioneer Fund
                                                                     Accounting, Administration and
                                                                     Custody Services (Fund Accounting
                                                                     Manager from August 1999 to May
                                                                     2002); and Assistant Treasurer of
                                                                     all Pioneer Funds since September
                                                                     2003.
------------------------------------------------------------------------------------------------------------------------------------
Martin J. Wolin (38)       Chief             Since October, 2004.    Chief Compliance Officer of Pioneer      None
                           Compliance        Serves at the           (Director of Compliance and Senior
                           Officer           discretion of the       Counsel from November 2000 to
                                             Board.                  September 2004); and Chief
                                                                     Compliance Officer of all of the
                                                                     Pioneer Funds.
------------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

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50

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

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52

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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                                 1-800-225-4240


Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)


Visit our web site:                                         www.pioneerfunds.com


Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the routine and non routine filings of its Form N-1A, totaled approximately $23,805 in 2005 and $30,700 in 2004.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees

There were no audit-related services provided to the Fund during the fiscal years ended December 31, 2005 and 2004.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $6,800 in 2005 and $6,000 in 2004.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

All Other Fees

There were no other services provided to the Fund during the fiscal years ended December 31, 2005 and 2004.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the year ended December 31, 2005 and 2004, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

Aggregate Non-Audit Fees

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $6,800 in 2005 and $6,000 in 2004. These fees include services provided prior to May 6, 2003, the effective date of the pre-approval process

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's independent auditor, Ernst &
Young LLP ("E&Y"), has advised the Audit
Committee of the Fund's Board of Trustees that E&Ys Spanish affiliate (E&Y Spain) performed certain non-audit work for Pioneer Global
Investments Limited ("PGIL"), an affiliate of the Funds investment adviser. The services involved the receipt and disbursement of monies transferred to E&Y Spain by PGIL in payment of individual payroll and related income tax withholdings due on returns prepared by E&Y Spain for certain PGIL employees located in Spain from February 2001 to October 2005. E&Y became auditors of the Fund in May 2002. These payroll and tax services were discontinued in November 2005. The annual fee received by E&Y Spain for all such services totaled approximately 9,000 Euro per year. E&Y has informed the Audit Committee that based on its internal reviews and the de minimus nature of the services provided and fees received, E&Y does not believe its independence with respect to the Fund has been impaired or that it is disqualified from acting as independent auditors to the Fund.

N/A



Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

The registrant has a separately-designated standing audit committe eestablished in accordance with Section
3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.


Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Research Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  February 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date February 28, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date February 28, 2006

* Print the name and title of each signing officer under his or her signature.